ENTITY-WIDE DISCLOSURE: (Schedule of Net Revenues by Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net revenues by geographic area [Line Items]
Total revenues	$ 5,414	$ 1,404	$ 1,086
United States [Member]
Net revenues by geographic area [Line Items]
Total revenues	2,305	1,151	209
Germany [Member]
Net revenues by geographic area [Line Items]
Total revenues	2,500	206	409
Israel [Member]
Net revenues by geographic area [Line Items]
Total revenues	$ 609	$ 47	$ 468